Accounts payable, accruals and other payables	12 Months Ended
Dec. 31, 2023
Accounts payable, accruals and other payables
Accounts payable, accruals and other payables
19	Accounts payable, accruals and other payables

	At 31 December
	2023	2022
	USD	USD
Financial items
Accounts payables (i)	6,812,265	29,158,270
Captain payables	441,815	608,085
Salaries payable	289,236	1,039,030
Accrued expenses	205,729	523,758
LTRA payable (ii)	105,557	—
Other payables	40,261	257,564
	7,894,863	31,586,707
LTRA payable non-current portion (ii)	(83,961)	—
	7,810,902	31,586,707
Non-financial items
Advances from individual customers (e-wallets) (iii)	18,935	1,831,795
Total accounts payable, accruals and other payables	7,829,837	33,418,502
(i)	During 2023, the Group entered into settlement agreements with a significant number of creditors. These agreements release the Group of a significant portion of creditor balances, mainly associated with the SPAC transaction, as of the reporting date by discounting a portion of the liability. These agreements resulted in discounts amounting to $18,765,248 that were contingent on the Group’s immediate settlement of these outstanding balances upon the closing date of the agreements (Note 26). The Group abided by the terms of these agreements and settled the outstanding balances at the respective closing date of each agreement. The discounted amounts were charged to the consolidated statement of comprehensive income.
(ii)	This amount represents the outstanding balance due to LTRA. Total undiscounted outstanding balance is EGP 4,500,000 (equivalent to $145,292) and to be paid on four instalments starting at May-24 and ends at May-27. Outstanding balance has been discounted using an appropriate market discount rate at the date of agreement inception.

Maturity analysis of LTRA payable discounted to present value is as follows:

	At 31 December
	2023	2022
	USD	USD
Less than one year (current)	21,596	—
One to three years	58,083	—
More than three years	25,878	—
As at 31 December	105,557	—

(iii)	Advances from individual customers (e-wallets) are used by customers against future bookings.